DEBT - Loan Facilities Additional Information (Details)		1 Months Ended									11 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) financial_institution vessel	Nov. 30, 2020 USD ($) financial_institution vessel	Nov. 30, 2019 USD ($) vessel	May 31, 2019 USD ($) loan_facility vessel	Feb. 28, 2019 USD ($) vessel	May 31, 2018 USD ($) vessel	Jan. 31, 2016 USD ($)	Dec. 31, 2015	Feb. 28, 2015 USD ($) vessel tranche	Jun. 30, 2014 USD ($) vessel tranche	Nov. 30, 2015	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Sep. 30, 2015
Debt Instrument [Line Items]
Number of vessels serving as security | vessel												67	67
Long-term debt												$ 1,054,022,000	$ 1,122,148,000
Number of vessels financed | vessel				14
Long term debt												1,045,483,000	1,113,870,000	$ 1,349,042,000
Loan repayments				$ 222,100,000								390,138,000	621,235,000
Loan drawdowns												18,000,000	9,000,000
Loan And Revolving Facility $304.4Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 304,000,000.0	$ 304,000,000.0										304,000,000.0
Number of financial institutions | financial_institution	6	6
Number of financial institutions under previous agreement | financial_institution	5	5
Number of vessels serving as security | vessel	14	14
Long-term debt												304,014,000	0
Term Loan Facility $254 Million
Debt Instrument [Line Items]
Principal amount	$ 254,000,000.0	$ 254,000,000.0
Tenor term	5 years
Adjusted profile term	20 years
Balloon payment	$ 165,200,000	165,200,000
Revolving Credit Facility $50 Million
Debt Instrument [Line Items]
Principal amount	$ 50,000,000.0	50,000,000.0
Commitment fee percentage	0.94%
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 425,000,000.0			425,000,000.0
Variable interest rate								2.20%			2.00%
Long-term debt												0	322,502,000
Number of vessels financed | vessel									14
Number of tranches | tranche									12
Debt instrument, value per tranche, value									$ 30,000,000.0
Number of tranches | tranche									2
Debt instrument, value per tranche									$ 32,500,000
Minimum value covenant								70.00%							55.00%
Quarterly repayment to principal borrowed ratio								1.5625%			1.25%
Loan repayments		425,000,000.0										322,500,000	24,700,000
$304.0 Term Loan Facility [Member]
Debt Instrument [Line Items]
Proceeds from lines of credit		$ 304,000,000.0
Term Loan Facility $93.75 Million [Member]
Debt Instrument [Line Items]
Principal amount				$ 93,750,000								93,750,000
Tenor term				5 years
Adjusted profile term				19 years
Balloon payment				$ 62,500,000
Long-term debt												83,888,000	90,463,000
Term loan facility, amount available, undrawn												0
Loan repayments												6,600,000	3,300,000
Term Loan Facility $131.79 Million [Member]
Debt Instrument [Line Items]
Principal amount				$ 131,790,000								131,790,000
Tenor term				5 years
Adjusted profile term				19 years
Balloon payment				$ 75,600,000
Long-term debt												114,036,000	125,872,000
Term loan facility, amount available, undrawn												0
Loan repayments												11,800,000	5,900,000
Term Loan Facilities Of 93.75 Million And 131.79 Million [Member]
Debt Instrument [Line Items]
Number of facilities | loan_facility				2
Non-Recourse Loan Facilities Of $102.7 Million, $73.4 Million And $80.2 Million [Member]
Debt Instrument [Line Items]
Number of facilities | loan_facility				3
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount				$ 102,700,000
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount				73,400,000
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount				$ 80,200,000
Term Loan Facility $155.3 Million [Member]
Debt Instrument [Line Items]
Principal amount			$ 155,300,000									155,300,000
Balloon payment			93,800,000
Long-term debt												142,400,000	155,355,000
Term loan facility, amount available, undrawn												0
Loan repayments												13,000,000.0
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount			$ 284,000,000.0
Number of vessels financed | vessel			15
Loan repayments			$ 155,400,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 120,000,000.0						120,000,000.0		120,000,000.0
Variable interest rate						2.25%
Balloon payment						$ 65,100,000
Long-term debt												99,661,000	107,797,000
Number of vessels financed | vessel						10
Term loan facility, amount available, undrawn												0
Loan repayments												8,100,000	8,100,000
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount						$ 34,000,000.0
Loan repayments						58,300,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount						82,500,000
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Principal amount						$ 65,500,000								$ 65,500,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount					$ 420,000,000					$ 420,000,000.0		420,000,000.0
Variable interest rate					2.50%					2.50%
Long-term debt												$ 310,023,000	$ 320,159,000
Number of vessels financed | vessel					11					14		14	14
Term loan facility, amount available, undrawn												$ 0
Number of tranches | tranche										14
Debt instrument, value per tranche, value										$ 30,000,000.0
Payment terms										20 years
Periodic payments							$ 5,200,000
Debt refinance extension term					3 years
Scrubber installation finance cost					$ 3,000,000
Scrubber installation repayment period					3 years
Long term debt												310,000,000.0	$ 320,200,000
Loan repayments												$ 28,100,000	$ 20,600,000
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility $254 Million
Debt Instrument [Line Items]
Variable interest rate	2.35%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility $93.75 Million [Member]
Debt Instrument [Line Items]
Variable interest rate				2.15%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility $131.79 Million [Member]
Debt Instrument [Line Items]
Variable interest rate				2.10%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility $155.3 Million [Member]
Debt Instrument [Line Items]
Variable interest rate			2.10%